RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Assets measured at fair value:
Cash and cash equivalents	$ 1,202	$ 1,140	$ 998	$ 1,059	$ 910	$ 900
Restricted cash	196		191
Investments in debt and equity securities	1,457		1,235
Property, plant and equipment	56,262		54,283
Liabilities measured at fair value:
Contingent consideration(1)(3)	(76)		(68)
Liabilities for which fair value is disclosed [Abstract]
Total	33,712		31,321
Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(2,471)		(2,362)
Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(21,275)		(21,117)
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	10		2
Liabilities measured at fair value:
Financial instrument liabilities	(540)		(670)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	56		37
Liabilities measured at fair value:
Financial instrument liabilities	(120)		(236)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	313		335
Liabilities measured at fair value:
Financial instrument liabilities	(86)		(82)
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	39		16
Liabilities measured at fair value:
Financial instrument liabilities	(168)		(110)
Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	(1,087)		(1,131)
Investments in debt and equity securities | Debt securities
Assets measured at fair value:
Financial instrument assets	30		$ 0
Level 1
Assets measured at fair value:
Cash and cash equivalents	1,202
Restricted cash	196
Investments in debt and equity securities	0
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration(1)(3)	0
Liabilities for which fair value is disclosed [Abstract]
Total	(3,182)
Level 1 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(2,471)
Level 1 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(2,109)
Level 1 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	43
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration(1)(3)	0
Liabilities for which fair value is disclosed [Abstract]
Total	(19,089)
Level 2 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	0
Level 2 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	(19,166)
Level 2 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 2 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	56
Liabilities measured at fair value:
Financial instrument liabilities	(120)
Level 2 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	313
Liabilities measured at fair value:
Financial instrument liabilities	(86)
Level 2 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	39
Liabilities measured at fair value:
Financial instrument liabilities	(168)
Level 2 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Investments in debt and equity securities	1,414
Property, plant and equipment	56,262
Liabilities measured at fair value:
Contingent consideration(1)(3)	(76)
Liabilities for which fair value is disclosed [Abstract]
Total	55,983
Level 3 | Corporate borrowings
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	0
Level 3 | Non-recourse borrowing
Liabilities for which fair value is disclosed [Abstract]
Liabilities for which fair value is disclosed	0
Level 3 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	10
Liabilities measured at fair value:
Financial instrument liabilities	(540)
Level 3 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	$ (1,087)